AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 39.6%
Industrial – 25.7%
Basic – 1.5%
BHP Billiton Finance USA Ltd. 4.875%, 02/27/2026	U.S.$	196	$197,047
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		482	442,384
Glencore Funding LLC 1.625%, 09/01/2025(a)		395	374,401
4.00%, 03/27/2027(a)		46	44,767
Rio Tinto Finance USA Ltd. 7.125%, 07/15/2028		369	405,959
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		161	155,212

			1,619,770

Capital Goods – 2.2%
Boeing Co. (The) 2.196%, 02/04/2026		465	438,281
4.875%, 05/01/2025		371	368,540
Caterpillar Financial Services Corp. 0.80%, 11/13/2025		188	175,983
0.90%, 03/02/2026		169	156,935
4.50%, 01/08/2027		217	218,009
5.15%, 08/11/2025		90	90,647
Series D 4.35%, 05/15/2026		153	152,530
John Deere Capital Corp. 4.50%, 01/08/2027		152	152,293
4.80%, 01/09/2026		152	152,905
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		377	380,744
6.05%, 04/15/2028(a)		61	61,853

			2,348,720

Communications - Media – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/2025		444	440,062
Cox Communications, Inc. 3.35%, 09/15/2026(a)		329	315,004
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		83	78,852
Meta Platforms, Inc. 3.50%, 08/15/2027		450	436,824
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	118	145,857
Warnermedia Holdings, Inc. 3.638%, 03/15/2025	U.S.$	378	370,659

			1,787,258

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.4%
AT&T, Inc. 1.70%, 03/25/2026	U.S.$	470	$440,221
Rogers Communications, Inc. 2.95%, 03/15/2025		266	259,392
Sprint LLC 7.625%, 03/01/2026		261	272,437
T-Mobile USA, Inc. 3.50%, 04/15/2025		156	152,925
3.75%, 04/15/2027		417	404,361

			1,529,336

Consumer Cyclical - Automotive – 2.5%
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		200	185,914
5.125%, 06/16/2025		200	198,234
General Motors Financial Co., Inc. 1.25%, 01/08/2026		192	178,606
2.75%, 06/20/2025		436	422,153
5.40%, 04/06/2026		123	123,815
6.05%, 10/10/2025		111	112,584
Honda Motor Co., Ltd. 2.534%, 03/10/2027		164	154,595
Hyundai Capital America 1.30%, 01/08/2026(a)		61	56,607
1.50%, 06/15/2026(a)		50	46,010
5.25%, 01/08/2027(a)		211	212,728
5.50%, 03/30/2026(a)		80	80,504
5.80%, 06/26/2025(a)		79	79,503
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		6	5,428
2.75%, 03/09/2028(a)		66	58,411
Toyota Motor Corp. 1.339%, 03/25/2026		245	228,673
Toyota Motor Credit Corp. 4.45%, 05/18/2026		153	152,732
4.65%, 01/05/2029		143	143,589
5.40%, 11/20/2026		305	311,634

			2,751,720

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		150	138,334
Marriott International, Inc./MD 5.55%, 10/15/2028		200	205,948
Sands China Ltd. 5.375%, 08/08/2025(b)		200	197,000

			541,282

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 3.80%, 08/15/2025		156	153,534

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
NIKE, Inc. 2.75%, 03/27/2027	U.S.$	459	$437,243
Tapestry, Inc. 7.00%, 11/27/2026		19	19,599
7.05%, 11/27/2025		11	11,255

			468,097

Consumer Non-Cyclical – 8.5%
AbbVie, Inc. 2.95%, 11/21/2026		209	200,362
3.20%, 05/14/2026		223	216,426
3.60%, 05/14/2025		381	374,694
Altria Group, Inc. 2.35%, 05/06/2025		389	376,179
Amgen, Inc. 2.20%, 02/21/2027		227	211,448
3.125%, 05/01/2025		405	395,572
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026		163	160,014
BAT International Finance PLC 1.668%, 03/25/2026		448	417,603
Biogen, Inc. 4.05%, 09/15/2025		101	99,406
Campbell Soup Co. 3.95%, 03/15/2025		356	350,760
Cigna Group (The) 1.25%, 03/15/2026		168	155,550
CVS Health Corp. 2.875%, 06/01/2026		401	383,400
3.00%, 08/15/2026		161	154,088
General Mills, Inc. 4.00%, 04/17/2025		399	394,020
4.70%, 01/30/2027		121	121,171
Gilead Sciences, Inc. 2.95%, 03/01/2027		149	142,146
HCA, Inc. 5.375%, 02/01/2025		152	151,997
5.875%, 02/15/2026		151	152,434
Johnson & Johnson 0.95%, 09/01/2027		497	443,572
Kenvue, Inc. 5.35%, 03/22/2026		220	223,362
5.50%, 03/22/2025		232	233,826
Kraft Heinz Foods Co. 3.00%, 06/01/2026		390	374,572
Molson Coors Brewing Co. 3.00%, 07/15/2026		393	376,706
Mondelez International, Inc. 2.625%, 03/17/2027		164	154,868
PepsiCo, Inc. 5.25%, 11/10/2025		432	437,607
Pfizer Investment Enterprises Pte Ltd. 4.45%, 05/19/2026		234	232,891
Philip Morris International, Inc. 0.875%, 05/01/2026		15	13,786
2.75%, 02/25/2026		84	80,696

	Principal Amount (000)		U.S. $ Value

4.875%, 02/13/2026	U.S.$	409	$410,268
5.00%, 11/17/2025		98	98,414
Reynolds American, Inc. 4.45%, 06/12/2025		126	124,693
Royalty Pharma PLC 1.20%, 09/02/2025		447	419,214
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		310	298,313
Stryker Corp. 1.15%, 06/15/2025		202	191,817
3.375%, 11/01/2025		303	295,489
Tyson Foods, Inc. 4.00%, 03/01/2026		374	367,145

			9,234,509

Energy – 0.7%
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	26,771
EQT Corp. 6.125%, 02/01/2025		148	148,509
Marathon Oil Corp. 4.40%, 07/15/2027		3	2,939
Pioneer Natural Resources Co. 1.125%, 01/15/2026		175	163,139
5.10%, 03/29/2026		367	369,587

			710,945

Services – 2.0%
Amazon.com, Inc. 1.00%, 05/12/2026		479	443,406
Booking Holdings, Inc. 3.60%, 06/01/2026		428	418,130
Global Payments, Inc. 1.20%, 03/01/2026		170	157,036
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(a)		200	208,382
Mastercard, Inc. 3.30%, 03/26/2027		430	417,091
PayPal Holdings, Inc. 1.65%, 06/01/2025		379	362,987
2.65%, 10/01/2026		128	121,626

			2,128,658

Technology – 3.0%
Apple, Inc. 0.70%, 02/08/2026		280	260,044
2.05%, 09/11/2026		164	154,491
2.45%, 08/04/2026		137	130,830
3.35%, 02/09/2027		109	106,102
Fiserv, Inc. 3.20%, 07/01/2026		391	376,979
Intel Corp. 4.875%, 02/10/2026		151	151,888
International Business Machines Corp. 3.30%, 05/15/2026		158	153,311

	Principal Amount (000)		U.S. $ Value

Microsoft Corp. 2.40%, 08/08/2026	U.S.$	404	$385,509
3.40%, 09/15/2026(a)		428	417,903
Oracle Corp. 1.65%, 03/25/2026		166	155,155
2.50%, 04/01/2025		385	373,423
2.65%, 07/15/2026		68	64,563
VMware LLC
1.40%, 08/15/2026		482	441,016
4.50%, 05/15/2025		118	117,058

			3,288,272

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		418	412,945
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		438	438,857

			851,802

Transportation - Services – 0.4%
ERAC USA Finance LLC 3.80%, 11/01/2025(a)		424	414,765

			27,828,668

Financial Institutions – 13.4%
Banking – 11.2%
Ally Financial, Inc. 4.75%, 06/09/2027		64	62,285
5.80%, 05/01/2025		374	375,017
American Express Co. 3.95%, 08/01/2025		128	126,132
4.99%, 05/01/2026		256	255,752
6.338%, 10/30/2026		426	434,759
Banco Santander SA 1.722%, 09/14/2027		200	181,380
Bank of America Corp. 1.319%, 06/19/2026		205	193,979
2.015%, 02/13/2026		326	314,401
3.384%, 04/02/2026		161	157,398
Series L 3.95%, 04/21/2025		15	14,764
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026		63	62,452
4.947%, 04/26/2027		153	153,265
Capital One Financial Corp. 7.149%, 10/29/2027		401	417,854
Citigroup, Inc. 1.462%, 06/09/2027		170	156,145
3.106%, 04/08/2026		169	164,731
3.29%, 03/17/2026		266	259,866
Credit Agricole SA 4.375%, 03/17/2025(a)		200	197,286
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		379	356,711
7.146%, 07/13/2027		364	376,955

	Principal Amount (000)		U.S. $ Value

Fifth Third Bancorp 2.375%, 01/28/2025	U.S.$	160	$155,498
Goldman Sachs Group, Inc. (The) 0.855%, 02/12/2026		464	442,006
1.431%, 03/09/2027		24	22,205
1.948%, 10/21/2027		16	14,711
3.75%, 05/22/2025		81	79,612
5.798%, 08/10/2026		274	276,608
HSBC Holdings PLC 2.251%, 11/22/2027		208	191,651
ING Groep NV 3.869%, 03/28/2026		200	196,458
JPMorgan Chase & Co. 1.045%, 11/19/2026		330	306,831
2.005%, 03/13/2026		269	259,071
2.083%, 04/22/2026		281	270,288
KeyCorp 2.25%, 04/06/2027		147	132,679
Lloyds Banking Group PLC 5.462%, 01/05/2028		353	355,069
Macquarie Group Ltd. 1.34%, 01/12/2027(a)		454	419,242
Morgan Stanley 2.188%, 04/28/2026		118	113,758
2.63%, 02/18/2026		319	309,985
4.679%, 07/17/2026		415	412,166
Nationwide Building Society 6.557%, 10/18/2027(a)		210	216,630
PNC Financial Services Group, Inc. (The) 4.758%, 01/26/2027		79	78,498
5.30%, 01/21/2028		76	76,667
5.812%, 06/12/2026		358	360,098
6.615%, 10/20/2027		129	134,079
Santander Holdings USA, Inc. 3.45%, 06/02/2025		265	257,683
Santander UK Group Holdings PLC 6.833%, 11/21/2026		359	366,629
Societe Generale SA 5.519%, 01/19/2028(a)		443	442,708
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026		424	414,481
Truist Financial Corp. 4.26%, 07/28/2026		419	413,080
5.90%, 10/28/2026		72	72,793
6.047%, 06/08/2027		190	193,517
US Bancorp 6.787%, 10/26/2027		84	87,692
Wells Fargo & Co. 2.164%, 02/11/2026		432	417,360
2.188%, 04/30/2026		318	305,926
3.908%, 04/25/2026		117	115,019

			12,171,830

Finance – 0.5%
Air Lease Corp. 3.375%, 07/01/2025		387	375,750

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 5.95%, 02/15/2029(a)	U.S.$	103	$102,998

			478,748

Insurance – 0.3%
UnitedHealth Group, Inc. 2.95%, 10/15/2027		163	154,534
3.75%, 07/15/2025		155	152,960

			307,494

REITs – 1.4%
American Tower Corp. 1.30%, 09/15/2025		202	190,266
4.00%, 06/01/2025		330	324,878
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		418	417,047
WEA Finance LLC 2.875%, 01/15/2027(a)		249	225,651
Welltower OP LLC 4.00%, 06/01/2025		380	374,171

			1,532,013

			14,490,085

Utility – 0.5%
Electric – 0.5%
DTE Energy Co. Series F 1.05%, 06/01/2025		84	79,524
Eversource Energy 5.00%, 01/01/2027		213	213,511
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/2025		150	151,253
PacifiCorp 5.10%, 02/15/2029		105	106,253

			550,541

Total Corporates - Investment Grade (cost $42,467,642)			42,869,294

GOVERNMENTS - TREASURIES – 24.9%
United States – 24.9%
U.S. Treasury Notes 3.50%, 01/31/2028(c)		865	851,079
3.50%, 02/15/2033		235	226,292
3.75%, 12/31/2028		573	568,922
3.875%, 01/15/2026(d)		697	692,615
4.125%, 10/31/2027		103	103,394
4.25%, 12/31/2025		4,401	4,400,612
4.375%, 08/31/2028		7,061	7,201,321
4.375%, 11/30/2028		970	990,916
4.50%, 11/30/2024		2,732	2,723,662
4.625%, 09/30/2028		4,330	4,461,930
4.875%, 10/31/2028		950	989,781
5.00%, 09/30/2025		3,657	3,694,141

Total Governments - Treasuries (cost $26,602,026)			26,904,665

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.2%
Risk Share Floating Rate – 9.1%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.15% (SOFR + 2.81%), 03/25/2029(a) (e)	U.S.$	92	$93,030
Series 2022-1, Class M1B 7.495% (SOFR + 2.15%), 01/26/2032(a) (e)		193	193,472
Series 2022-2, Class M1A 9.345% (SOFR + 4.00%), 09/27/2032(a) (e)		200	205,270
Series 2023-1, Class M1A 7.545% (SOFR + 2.20%), 10/25/2033(a) (e)		200	200,155
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1 7.345% (SOFR + 2.00%), 03/25/2042(a) (e)		250	252,975
Series 2022-R06, Class 1M1 8.095% (SOFR + 2.75%), 05/25/2042(a) (e)		239	245,802
Series 2022-R08, Class 1M1 7.895% (SOFR + 2.55%), 07/25/2042(a) (e)		487	500,851
Series 2023-R01, Class 1M1 7.744% (SOFR + 2.40%), 12/25/2042(a) (e)		310	317,998
Series 2023-R02, Class 1M1 7.645% (SOFR + 2.30%), 01/25/2043(a) (e)		325	333,636
Series 2023-R03, Class 2M1 7.845% (SOFR + 2.50%), 04/25/2043(a) (e)		458	468,303
Series 2023-R04, Class 1M1 7.644% (SOFR + 2.30%), 05/25/2043(a) (e)		497	509,646
Series 2023-R05, Class 1M1 7.244% (SOFR + 1.90%), 06/25/2043(a) (e)		201	203,223
Series 2023-R06, Class 1M1 7.045% (SOFR + 1.70%), 07/25/2043(a) (e)		263	265,975
Series 2023-R07, Class 2M1 7.294% (SOFR + 1.95%), 09/25/2043(a) (e)		298	301,038

	Principal Amount (000)			U.S. $ Value

Eagle Re Ltd. Series 2021-2, Class M1B 7.395% (SOFR + 2.05%), 04/25/2034(a) (e)	U.S.$	134		$134,318
Series 2023-1, Class M1A 7.345% (SOFR + 2.00%), 09/26/2033(a) (e)		350		351,152
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 10.159% (SOFR + 4.81%), 03/25/2028(e)		58		59,651
Series 2019-DNA4, Class M2 7.409% (SOFR + 2.06%), 10/25/2049(a) (e)		0	**	56
Series 2021-DNA1, Class M2 7.145% (SOFR + 1.80%), 01/25/2051(a) (e)		164		165,575
Series 2021-DNA5, Class M2 6.995% (SOFR + 1.65%), 01/25/2034(a) (e)		47		47,082
Series 2021-DNA6, Class M2 6.845% (SOFR + 1.50%), 10/25/2041(a) (e)		150		149,858
Series 2021-DNA7, Class M1 6.195% (SOFR + 0.85%), 11/25/2041(a) (e)		153		153,332
Series 2021-DNA7, Class M2 7.145% (SOFR + 1.80%), 11/25/2041(a) (e)		225		226,406
Series 2021-HQA4, Class M1 6.295% (SOFR + 0.95%), 12/25/2041(a) (e)		471		468,206
Series 2022-DNA2, Class M1B 7.745% (SOFR + 2.40%), 02/25/2042(a) (e)		144		147,059
Series 2022-DNA7, Class M1A 7.845% (SOFR + 2.50%), 03/25/2052(a) (e)		453		461,595
Series 2022-HQA1, Class M1B 8.845% (SOFR + 3.50%), 03/25/2042(a) (e)		20		20,823
Series 2022-HQA2, Class M1B 9.345% (SOFR + 4.00%), 07/25/2042(a) (e)		184		195,951
Series 2022-HQA3, Class M1A 7.645% (SOFR + 2.30%), 08/25/2042(a) (e)		117		119,039
Series 2023-DNA1, Class M1A 7.444% (SOFR + 2.10%), 03/25/2043(a) (e)		508		517,318

	Principal Amount (000)		U.S. $ Value

Series 2023-DNA2, Class M1A 7.444% (SOFR + 2.10%), 04/25/2043(a) (e)	U.S.$	412	$421,437
Series 2023-HQA1, Class M1A 7.345% (SOFR + 2.00%), 05/25/2043(a) (e)		182	183,816
Series 2023-HQA2, Class M1A 7.345% (SOFR + 2.00%), 06/25/2043(a) (e)		128	128,970
Series 2023-HQA3, Class A1 7.195% (SOFR + 1.85%), 11/25/2043(a) (e)		544	552,616
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 11.009% (SOFR + 5.66%), 04/25/2028(e)		2	1,879
Series 2016-C01, Class 2M2 12.409% (SOFR + 7.06%), 08/25/2028(e)		6	6,100
Series 2016-C04, Class 1B 15.709% (SOFR + 10.36%), 01/25/2029(e)		118	134,591
Series 2017-C06, Class 2M2 8.259% (SOFR + 2.91%), 02/25/2030(e)		320	330,067
Series 2021-R02, Class 2M2 7.345% (SOFR + 2.00%), 11/25/2041(a) (e)		230	231,723
Home Re Ltd. Series 2023-1, Class M1A 7.495% (SOFR + 2.15%), 10/25/2033(a) (e)		550	551,342
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.201% (SOFR + 3.86%), 05/30/2025(a) (e)		25	25,073
Series 2019-3R, Class A 9.159% (SOFR + 3.81%), 11/27/2031(a) (e)		13	12,589
Triangle Re Ltd. Series 2021-3, Class M1A 7.245% (SOFR + 1.90%), 02/25/2034(a) (e)		18	17,708

			9,906,706

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(f)		63	12,035
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(f)		66	1,182

	Principal Amount (000)		U.S. $ Value

Series 2016-26, Class IO 5.00%, 05/25/2046(f)	U.S.$	136	$19,663
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		185	27,634
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		22	2,986

			63,500

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 0.64% (5.99% - SOFR), 08/15/2044(e) (g)		80	8,757
Federal National Mortgage Association REMICs Series 2012-17, Class ES 1.091% (6.44% - SOFR), 03/25/2041(e) (g)		47	1,796
Series 2012-17, Class SE 0.491% (5.84% - SOFR), 03/25/2042(e) (g)		59	7,608
Series 2019-25, Class SA 0.591% (5.94% - SOFR), 06/25/2049(e) (g)		39	4,563
Series 2019-42, Class SQ 0.591% (5.94% - SOFR), 08/25/2049(e) (g)		35	4,371

			27,095

Total Collateralized Mortgage Obligations (cost $9,860,036)			9,997,301

ASSET-BACKED SECURITIES – 8.6%
Other ABS - Fixed Rate – 4.7%
Affirm Asset Securitization Trust Series 2023-A, Class A 6.61%, 01/18/2028(a)		383	384,975
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)		350	357,588
Series 2023-B, Class A 6.82%, 09/15/2028(a)		150	153,252
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		128	127,636
Series 2023-B, Class A 6.92%, 12/17/2036(a)		286	291,635
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		210	208,924
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		250	257,853

	Principal Amount (000)		U.S. $ Value

Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	U.S.$	210	$209,498
Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	302,371
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)		500	510,837
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(a)		59	59,592
Series 2023-3, Class A 7.60%, 12/16/2030(a)		65	65,809
Series 2023-5, Class A 7.179%, 04/15/2031(a)		164	164,772
Series 2023-6, Class A 7.128%, 06/16/2031(a)		88	88,586
Series 2023-7, Class A 7.228%, 07/15/2031(a)		100	100,395
Series 2024-1, Class A 6.66%, 07/15/2031(a)		210	210,969
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		365	367,450
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)		156	156,945
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(a)		123	124,386
Series 2023-1A, Class A 7.58%, 04/15/2029(a)		110	110,530
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		180	180,965
Series 2023-3, Class A 6.90%, 10/20/2033(a)		149	149,427
Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		460	462,646

			5,047,041

Autos - Fixed Rate – 3.3%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		16	16,315
Series 2024-1A, Class A 7.71%, 01/21/2031(a)		255	255,797
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		180	179,034

	Principal Amount (000)		U.S. $ Value

Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	U.S.$	98	$98,180
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		155	155,550
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		194	195,456
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		150	152,125
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		250	250,045
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)		101	100,967
Series 2023-2, Class A 7.59%, 04/16/2029(a)		216	217,243
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		550	555,257
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		491	494,845
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		550	553,034
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		78	78,371
Series 2024-1A, Class A 6.61%, 10/15/2027(a)		254	254,159
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)		12	12,427

			3,568,805

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(a)		500	497,337
Mission Lane Credit Card Master Trust Series 2023-A, Class A 7.23%, 07/17/2028(a)		200	201,820

			699,157

Total Asset-Backed Securities (cost $9,244,230)			9,315,003

CORPORATES - NON-INVESTMENT GRADE – 8.2%
Industrial – 7.8%
Basic – 0.3%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	39,752

	Principal Amount (000)		U.S. $ Value

ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	10	$6,491
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		60	57,616
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	154	176,329
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	27	27,129

			307,317

Capital Goods – 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		200	179,840
Ball Corp. 6.00%, 06/15/2029		97	97,886
Chart Industries, Inc. 7.50%, 01/01/2030(a)		25	25,727
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	92,043
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		69	69,684
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	60,985
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		19	19,462
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		147	139,918
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	107,709
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)	U.S.$	21	21,824
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		174	181,287

			996,365

Communications - Media – 0.8%
AMC Networks, Inc. 4.75%, 08/01/2025		85	81,918
Banijay Entertainment SASU 7.00%, 05/01/2029(a)	EUR	170	193,315
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	22,573
5.125%, 05/01/2027(a)		59	56,883
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		97	91,496
DISH DBS Corp.
5.25%, 12/01/2026(a)		87	68,603
5.75%, 12/01/2028(a)		32	21,554
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		93	87,959

	Principal Amount (000)		U.S. $ Value

Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)	U.S.$	85	$65,842
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		12	10,012
4.00%, 07/15/2028(a)		62	56,287
5.00%, 08/01/2027(a)		70	67,234

			823,676

Consumer Cyclical - Automotive – 0.1%
Tenneco, Inc. 8.00%, 11/17/2028(a)		79	69,033

Consumer Cyclical - Entertainment – 0.7%
Carnival Corp. 4.00%, 08/01/2028(a)		36	33,335
5.75%, 03/01/2027(a)		62	61,072
7.00%, 08/15/2029(a)		122	126,935
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		29	28,947
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	27,985
NCL Corp., Ltd. 8.125%, 01/15/2029(a)		135	141,608
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		42	41,307
5.50%, 08/31/2026(a)		31	30,690
7.25%, 01/15/2030(a)		20	20,843
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		20	20,180
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		12	11,587
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	13,630
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	251,683

			809,802

Consumer Cyclical - Other – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		86	83,816
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		40	41,201
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		97	92,452
Cirsa Finance International SARL 6.50%, 01/30/2029(a)	EUR	100	107,800
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)	U.S.$	9	7,987

	Principal Amount (000)		U.S. $ Value

5.00%, 06/01/2029(a)	U.S.$	45	$41,581
Mattamy Group Corp. 5.25%, 12/15/2027(a)		53	51,235
MGM Resorts International 4.75%, 10/15/2028		74	69,861
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,503
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		64	64,003
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	20,177
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		33	32,264

			622,880

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,014
4.375%, 01/15/2028(a)		35	33,367

			49,381

Consumer Cyclical - Retailers – 0.2%
Bath & Body Works, Inc. 7.50%, 06/15/2029		64	66,300
9.375%, 07/01/2025(a)		6	6,306
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		31	31,467
Staples, Inc. 7.50%, 04/15/2026(a)		15	14,083
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		81	65,273

			183,429

Consumer Non-Cyclical – 0.7%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		190	197,733
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(a)		68	65,583
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		76	77,658
Elanco Animal Health, Inc. 6.65%, 08/28/2028		82	84,048
Embecta Corp. 5.00%, 02/15/2030(a)		48	39,272
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		114	106,911
Medline Borrower LP 3.875%, 04/01/2029(a)		26	23,544
Newell Brands, Inc. 4.875%, 06/01/2025		7	6,866

	Principal Amount (000)		U.S. $ Value

5.20%, 04/01/2026	U.S.$	26	$25,279
6.375%, 09/15/2027		15	14,764
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		81	70,774

			712,432

Energy – 1.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		8	8,085
Callon Petroleum Co. 8.00%, 08/01/2028(a)		70	72,603
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	32,966
8.375%, 01/15/2029(a)		186	193,414
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		30	29,279
8.375%, 07/01/2028(a)		213	223,980
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		28	27,966
9.25%, 02/15/2028(a)		88	91,817
EQM Midstream Partners LP 5.50%, 07/15/2028		74	73,401
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	15,037
8.00%, 01/15/2027		21	21,203
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	72,731
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		141	148,652
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		12	11,773
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		11	10,874
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		108	104,595
6.75%, 09/15/2025(a)		85	83,958
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		85	86,509
8.125%, 02/15/2029(a)		71	71,383
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a)		40	40,006
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		104	106,466
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		131	132,534
9.50%, 02/01/2029(a)		98	104,107
9.875%, 02/01/2032(a)		99	104,070

			1,867,409

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	78	$80,046

Services – 0.6%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		7	6,420
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	56,214
ANGI Group LLC 3.875%, 08/15/2028(a)		127	109,111
APX Group, Inc. 6.75%, 02/15/2027(a)		88	88,311
Garda World Security Corp. 7.75%, 02/15/2028(a)		103	105,035
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		56	44,530
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		108	103,115
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		23	21,188
6.25%, 01/15/2028(a)		82	81,303
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		63	56,147

			671,374

Technology – 0.6%
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,670
NCR Voyix Corp. 5.00%, 10/01/2028(a)		105	98,951
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	54,312
Seagate HDD Cayman 8.25%, 12/15/2029(a)		97	104,400
Virtusa Corp. 7.125%, 12/15/2028(a)		10	8,812
Western Digital Corp. 4.75%, 02/15/2026		378	368,161

			677,306

Transportation - Airlines – 0.2%
American Airlines, Inc. 8.50%, 05/15/2029(a)		210	222,507
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		47	44,076

			266,583

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)	U.S.$	200	$197,158
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	107,546

			304,704

			8,441,737

Financial Institutions – 0.4%
Banking – 0.0%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)	U.S.$	25	25,212

Brokerage – 0.0%
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		52	53,418

Finance – 0.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		62	58,852
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	20,901
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		51	52,029
8.00%, 02/15/2027(a)		12	12,363
8.00%, 06/15/2028(a)		77	80,255
SLM Corp. 3.125%, 11/02/2026		23	21,521

			245,921

Insurance – 0.1%
HUB International Ltd. 7.25%, 06/15/2030(a)		57	58,588

REITs – 0.1%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	72,605

			455,744

Utility – 0.0%
Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		25	25,160

Total Corporates - Non-Investment Grade (cost $8,840,779)			8,922,641

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 5.5%
CLO - Floating Rate – 5.5%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.709% (SOFR + 1.39%), 01/20/2035(a) (e)	U.S.$	500	$500,158
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.676% (SOFR + 3.36%), 04/15/2034(a) (e)		250	249,930
Buttermilk Park CLO Ltd. Series 2018-1A, Class A1 6.676% (SOFR + 1.36%), 10/15/2031(a) (e)		593	593,327
CIFC Funding Ltd. Series 2018-1A, Class A 6.56% (SOFR + 1.26%), 04/18/2031(a) (e)		386	385,978
Dryden 78 CLO Ltd. Series 2020-78A, Class A 6.758% (SOFR + 1.44%), 04/17/2033(a) (e)		550	550,016
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.664% (SOFR + 3.35%), 04/15/2035(a) (e)		250	242,798
KKR CLO 21 Ltd. Series 21, Class A 6.576% (SOFR + 1.26%), 04/15/2031(a) (e)		370	370,407
Neuberger Berman Loan Advisers CLO 42 Ltd Series 2021-42A, Class A 6.676% (SOFR + 1.36%), 07/16/2035(a) (e)		500	500,181
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.526% (SOFR + 3.21%), 01/15/2035(a) (e)		250	250,098
PPM CLO 5 Ltd. Series 2021-5A, Class A 6.76% (SOFR + 1.46%), 10/18/2034(a) (e)		500	498,185
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.746% (SOFR + 1.43%), 01/15/2035(a) (e)		550	550,207
Regatta XI Funding Ltd. Series 2018-1A, Class A 6.648% (SOFR + 1.33%), 07/17/2031(a) (e)		414	414,586
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.679% (SOFR + 3.36%), 01/20/2035(a) (e)		250	250,153

		Principal Amount (000)	U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.829% (SOFR + 3.51%), 07/20/2034(a) (e)	U.S.$	250	$249,044
Voya CLO Ltd. Series 2018-1A, Class A1 6.521% (SOFR + 1.21%), 04/19/2031(a) (e)		379	379,312

Total Collateralized Loan Obligations (cost $5,961,637)			5,984,380

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non-Agency Fixed Rate CMBS – 1.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		100	72,957
BANK Series 2020-BN28, Class XA 1.876%, 03/15/2063(f)		2,027	178,062
Series 2020-BN29, Class XA 1.433%, 11/15/2053(f)		973	64,405
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.468%, 05/15/2052(f)		954	50,130
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.622%, 02/15/2050(f)		1,288	44,790
CD Mortgage Trust Series 2016-CD1, Class XA 1.496%, 08/10/2049(f)		1,476	34,485
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.76%, 05/10/2058(f)		79	1,966
Series 2017-C8, Class XA 1.64%, 06/15/2050(f)		270	9,817
Citigroup Commercial Mortgage Trust Series 2017-P7, Class XA 1.241%, 04/14/2050(f)		794	21,009
Commercial Mortgage Trust Series 2014-CR16, Class D 5.084%, 04/10/2047(a)		100	77,219
Series 2016-DC2, Class XA 1.07%, 02/10/2049(f)		2,318	31,481
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.963%, 07/10/2046(a)		100	51,274
Series 2016-GS3, Class XA 1.311%, 10/10/2049(f)		1,260	29,552
Series 2017-GS5, Class XA 0.973%, 03/10/2050(f)		1,404	28,712
Series 2017-GS7, Class XA 1.225%, 08/10/2050(f)		3,253	92,830
Series 2019-GC39, Class XA 1.294%, 05/10/2052(f)		4,170	169,982

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.248%, 08/15/2046(a)	U.S.$	75	$47,636
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.898%, 12/15/2047(a)		100	54,000
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	95,213
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.684%, 06/15/2050(f)		1,020	38,506
Series 2017-C2, Class XA 1.216%, 08/15/2050(f)		1,981	57,887
Series 2018-C14, Class XA 1.055%, 12/15/2051(f)		777	25,498
Series 2018-C15, Class XA 1.05%, 12/15/2051(f)		574	19,580
Series 2019-C18, Class XA 1.137%, 12/15/2052(f)		1,244	48,154
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.061%, 04/10/2046(a)		69	59,027
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.748%, 10/15/2049(f)		760	24,077
Series 2018-C48, Class XA 1.105%, 01/15/2052(f)		753	26,489
Series 2019-C52, Class XA 1.748%, 08/15/2052(f)		922	54,907
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.145%, 06/15/2044(a)		60	50,150
Series 2011-C4, Class E 5.145%, 06/15/2044(a)		25	18,038

			1,577,833

Non-Agency Floating Rate CMBS – 0.2%
BFLD Trust Series 2019-DPLO, Class E 7.688% (SOFR + 2.35%), 10/15/2034(a) (e)		10	9,900
Great Wolf Trust Series 2019-WOLF, Class D 7.581% (SOFR + 2.25%), 12/15/2036(a) (e)		45	44,803
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 9.945% (SOFR + 4.59%), 05/15/2036(a) (e)		133	125,522

	Principal Amount (000)		U.S. $ Value

Starwood Retail Property Trust Series 2014-STAR, Class A 8.50% (Prime Rate + 0.00%), 11/15/2027(a) (e)	U.S.$	81	$59,201

			239,426

Total Commercial Mortgage-Backed Securities (cost $2,027,361)			1,817,259

BANK LOANS – 0.5%
Industrial – 0.4%
Capital Goods – 0.0%
Chariot Buyer LLC 8.683% (SOFR 1 Month + 3.25%), 11/03/2028(h)		10	9,682

Communications - Media – 0.0%
DirecTV Financing, LLC 10.580% (SOFR 3 Month + 5.00%), 08/02/2029(h)		24	23,899

Consumer Cyclical - Automotive – 0.0%
Garrett Motion SARL 9.813% (SOFR 3 Month + 4.50%), 04/30/2028(h) (i)		43	42,857

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. 7.837% (SOFR 1 Month + 2.50%), 08/25/2028(h)		140	138,393

Energy – 0.1%
GIP II Blue Holding LP 9.970% (SOFR 1 Month + 4.50%), 09/29/2028(h)		67	67,044
Parkway Generation LLC 10.324% (SOFR 3 Month + 4.75%), 02/18/2029(h)		16	15,415

			82,459

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.826% (SOFR 3 Month + 6.25%), 10/20/2028(h)		59	50,820
Rockwood Service Corporation 9.697% (SOFR 1 Month + 4.25%), 01/23/2027(h)		3	2,974

			53,794

Technology – 0.1%
Amentum Government Services Holdings LLC 9.447% (SOFR 1 Month + 4.00%), 01/29/2027(h)		3	2,893

	Principal Amount (000)			U.S. $ Value

Ascend Learning LLC 11.183% (SOFR 1 Month + 5.75%), 12/10/2029(h)	U.S.$	30		$27,657
FINThrive Software Intermediate Holdings, Inc. 12.201% (SOFR 1 Month + 6.75%), 12/17/2029(h)		20		12,025
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(h) (i) (j) (k)		72		633
Presidio Holdings, Inc. 8.913% (SOFR 3 Month + 3.50%), 01/22/2027(h)		9		8,881
8.933% (SOFR 1 Month + 3.50%), 01/22/2027(h)		0	**	275

				52,364

				403,448

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.934% (SOFR 6 Month + 4.50%), 12/11/2028(h)		29		29,461

Insurance – 0.1%
Cross Financial Corp. 8.833% (SOFR 1 Month + 3.50%), 09/15/2027(h) (i)		49		48,628

				78,089

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 9.197% (SOFR 1 Month + 3.75%), 11/09/2026(h)		23		23,097

Total Bank Loans (cost $591,697)				504,634

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Basic – 0.0%
Eldorado Gold Corp. 6.25%, 09/01/2029(a) (cost $28,000)		28		26,602

SHORT-TERM INVESTMENTS – 1.5%
U.S. Treasury Bills – 0.9%
U.S. Treasury Bill Zero Coupon, 03/28/2024 (cost $991,701)		1,000		991,826

	Shares	U.S. $ Value

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(l) (m) (n) (cost $630,600)	630,600	$630,600

Total Short-Term Investments (cost $1,622,301)		1,622,426

Total Investments – 99.7% (cost $107,245,709)(o)		107,964,205
Other assets less liabilities – 0.3%		308,567

Net Assets – 100.0%		$108,272,772

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	6	March 2024	$734,063	$37,725
U.S. T-Note 2 Yr (CBT) Futures	8	March 2024	1,645,250	1,521
U.S. T-Note 5 Yr (CBT) Futures	161	March 2024	17,450,891	242,785
Sold Contracts
U.S. 10 Yr Ultra Futures	7	March 2024	818,125	(29,096)
U.S. T-Note 10 Yr (CBT) Futures	12	March 2024	1,347,938	(36,627)

				$216,308

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	NZD	78	USD	48	03/07/2024	$996
State Street Bank & Trust Co.	EUR	655	USD	721	03/14/2024	11,486
State Street Bank & Trust Co.	CAD	14	USD	10	03/15/2024	60
State Street Bank & Trust Co.	GBP	107	USD	135	04/19/2024	139

						$12,681

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	(1.00)%	Quarterly	0.68%	USD	4,080	$(61,352)	$(30,633)	$(30,719)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.61	USD	955	58,557	(3,169)	61,726
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.56	USD	4,080	83,124	51,799	31,325
iTraxxx Xover Series 40, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.27	EUR	640	53,016	24,709	28,307

						$133,345	$42,706	$90,639

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $39,243,214 or 36.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2024.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	Affiliated investments.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,641,312 and gross unrealized depreciation of investments was $(603,188), resulting in net unrealized appreciation of $1,038,124.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Short Duration Income Portfolio

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$42,869,294	$—	$42,869,294
Governments - Treasuries	—	26,904,665	—	26,904,665
Collateralized Mortgage Obligations	—	9,997,301	—	9,997,301
Asset-Backed Securities	—	9,315,003	—	9,315,003
Corporates - Non-Investment Grade	—	8,922,641	—	8,922,641
Collateralized Loan Obligations	—	5,984,380	—	5,984,380
Commercial Mortgage-Backed Securities	—	1,817,259	—	1,817,259
Bank Loans	—	412,516	92,118	504,634
Emerging Markets - Corporate Bonds	—	26,602	—	26,602
Short-Term Investments:
U.S. Treasury Bills	—	991,826	—	991,826
Investment Companies	630,600	—	—	630,600

Total Investments in Securities	630,600	107,241,487	92,118	107,964,205
Other Financial Instruments(a):
Assets:
Futures	282,031	—	—	282,031
Forward Currency Exchange Contracts	—	12,681	—	12,681
Centrally Cleared Credit Default Swaps	—	194,697	—	194,697
Liabilities:
Futures	(65,723)	—	—	(65,723)
Centrally Cleared Credit Default Swaps	—	(61,352)	—	(61,352)

Total	$846,908	$107,387,513	$92,118	$108,326,539

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$507	$28,518	$28,394	$631	$16